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                            HSBC MUTUAL FUNDS TRUST

                         SUPPLEMENT DATED MAY 6, 1999
                      TO THE PROSPECTUS DATED MAY 6, 1999

With respect to the references to the HSBC Mutual Funds, as of the date of this supplement, Class B and Class C shares of the Growth and Income Fund, Fixed Income Fund and New York Tax-Free Bond Fund are not yet being offered for sale. The Class B and Class C shares of these Funds will be offered for sale as of July 1, 1999.

                 INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE


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                            HSBC MUTUAL FUNDS TRUST

                         SUPPLEMENT DATED MAY 6, 1999
                      TO THE PROSPECTUS DATED MAY 6, 1999

With respect to the references to the HSBC International Equity Fund, as of the date of this supplement, Class B and Class C shares of the Fund are not yet being offered for sale. The Class B and Class C shares of the Fund will be offered for sale as of July 1, 1999.

                 INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE